CONSOLIDATED BALANCE SHEETS (FY) - USD ($)	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Current assets
Cash and cash equivalents	$ 3,946,000	$ 199,674	$ 1,442
Inventory	1,557,000	9,402	14,882
Total current assets	6,048,000	209,076	16,324
Investment in TruPet		0	0
Total Assets	6,147,000	209,076	16,324
Current liabilities
Accounts payable and accrued liabilities	137,994	106,445	132,566
Dividends payable		20,280
Derivative liability	0	2,317,412	312,878
Accrued officer salary		140,000	120,000
Notes payable and accrued interest - related party	1,600,000	0	233,011
Convertible notes, net of unamortized debt discounts of $752,990 and $153,234, respectively		274,214	400,743
Total Current Liabilities	9,174,000	2,858,351	1,199,198
Commitments and contingencies
Common stock, $0.001 par value, 580,000,000 shares authorized; 3,415,859, 3,064,763, and 3,008,730 shares issued and outstanding as of December 31, 2018, August 31, 2018, and August 31, 2017, respectively	12,000	3,065	3,009
Additional paid-in capital	13,642,000	3,406,146	1,927,960
Subscription receivable		0	(5,372)
Accumulated deficit	(16,698,000)	6,059,291	(3,108,472)
Total stockholders' equity (deficit)	(3,042,000)	(2,649,275)	(1,182,874)
Total Liabilities, Redeemable Preferred Stock and Stockholders' Deficit	6,147,000	209,076	16,324
Previously Reported [Member]
Current assets
Cash and cash equivalents	355,104
Inventory	9,402
Total current assets	364,506
Investment in TruPet	2,200,000
Total Assets	2,564,506
Current liabilities
Accounts payable and accrued liabilities	137,994
Dividends payable	53,501
Derivative liability	7,379,893
Accrued officer salary	124,000
Notes payable and accrued interest - related party	0
Convertible notes, net of unamortized debt discounts of $752,990 and $153,234, respectively	0
Total Current Liabilities	7,695,388
Commitments and contingencies
Common stock, $0.001 par value, 580,000,000 shares authorized; 3,415,859, 3,064,763, and 3,008,730 shares issued and outstanding as of December 31, 2018, August 31, 2018, and August 31, 2017, respectively	3,416
Additional paid-in capital	5,335,004
Subscription receivable	0
Accumulated deficit	(10,472,149)
Total stockholders' equity (deficit)	(5,130,882)
Total Liabilities, Redeemable Preferred Stock and Stockholders' Deficit	2,564,506
Series A Preferred Stock [Member]
Current liabilities
Preferred stock	2,000	1	1
Total stockholders' equity (deficit)	2,391	1	1
Series A Preferred Stock [Member] | Previously Reported [Member]
Current liabilities
Preferred stock	1
Total stockholders' equity (deficit)	1
Series B Preferred Stock [Member]
Current liabilities
Dividends payable		20,280
Preferred stock		804	0
Total stockholders' equity (deficit)		804
Series B Preferred Stock [Member] | Previously Reported [Member]
Current liabilities
Preferred stock	0
Total stockholders' equity (deficit)	0
Series E Preferred Stock [Member]
Current liabilities
Dividends payable	53,501
Preferred stock		$ 0	$ 0
Series E Preferred Stock [Member] | Previously Reported [Member]
Current liabilities
Preferred stock	2,846
Total stockholders' equity (deficit)	$ 2,846